Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes
16.	Income taxes

The Group is subject to income taxes (“ISR”) in Mexico. Under the ISR Law, the rate for 2019, 2018 and 2017 was 30% and will continue as such in future periods.

Income tax recognized in profit or loss for the years ended December 31 was comprised of the following:

	2019		2018	2017

Current tax	Ps.	229,900	158,545	92,209
Deferred tax (benefit) expense		2,792	(8,366)	4,742

	Ps.	232,692	150,179	96,951

Income tax expense recognized at the effective ISR rate differs from income tax expense at the statutory tax rate. Reconciliation of income tax expense recognized from statutory to effective ISR rate is as follows:

	2019		2018	2017

Profit before income tax	Ps.	704,834	449,447	304,625
Tax rate		30%	30%	30%
Income tax expense calculated at 30% statutory tax rate		211,450	134,834	91,388

Inflation effects, net		6,278	6,408	4,832
Non-deductible expenses		3,202	3,217	2,340
Other items, net		11,762	5,720	(1,609)

	Ps.	232,692	150,179	96,951

Realization of deferred tax assets depends on the future generation of taxable income during the period in which the temporary differences will be deductible. Management considers the reversal of deferred tax liabilities and projections of future taxable income to make its assessment on the realization of deferred tax assets. Based on the results obtained in previous years and in future profit and tax projections, management has concluded that it is probable the deferred tax assets will be realized.

As of December 31, 2019 and 2018, the Group had no tax loss carryforwards.

Composition of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances as of December 31, 2019 and 2018 is presented below:

Temporary differences	January 1, 2018		Recognized in profit or loss	Recognized in OCI	Equity	December 31, 2018

Deferred tax assets:
Expected credit loss	Ps.	2,499	303	-	-	2,802
Accruals and provisions		19,865	6,838	(71)	-	26,632
Derivative financial instruments		-	4,989	-	-	4,989
Property, plant and equipment		2,857	(2,783)	-	-	74

Deferred tax liabilities:
Intangible assets		(89,660)	1,920	-	-	(87,740)
Inventories		(4,189)	(2,003)	-	-	(6,192)
Other assets and prepaid expenses		(10,294)	(898)	-	-	(11,192)

Net deferred tax liability	Ps.	(78,922)	8,366	(71)	-	(70,627)

Temporary differences	December 31, 2018		Recognized in profit or loss	Recognized in OCI	Equity	December 31, 2019

Deferred tax assets:					-
Expected credit loss	Ps.	2,802	2,415	-	-	5,217
Accruals and provisions		26,632	(668)	(26)	-	25,938
Derivative financial instruments		4,989	(4,989)	-	-	-
Property, plant and equipment		74	4,505	-	-	4,579
					-
Deferred tax liabilities:					-
Intangible assets		(87,740)	1,920	-	-	(85,820)
Inventories		(6,192)	(3,161)	-	-	(9,353)
Derivative financial instruments			(89)	-		(89)
Other assets and prepaid expenses		(11,192)	(2,699)	-	-	(13,891)

Net deferred tax liability	Ps.	(70,627)	(2,766)	(26)	-	(73,419)